EQUITY-METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF EQUITY METHOD INVESTMENTS	The Company has the following equity method investments at December 31, 2023, in thousand:
December 31, 2023
Investment in Volato 158 LLC	$154
$154